Fair value of Above Market Acquired Time Charters	12 Months Ended
Dec. 31, 2015
Fair Value Of Above-Market Acquired Time Charters [Abstract]
Fair Value of Above-Market Acquired Time Charters:

7.      Fair value of Above Market Acquired Time Charters:
During 2011, the Company acquired two second-hand Capesize vessels, Star Big and Star Mega, with existing time charter contracts. Upon their delivery, the Company evaluated the attached charter contracts by comparing the charter rates in the acquired time charter agreements with the market rates for equivalent time charter agreements prevailing at the time the foregoing vessels were delivered and recognized an asset of $23,065. As described in Note 5 above, in the second quarter of 2015, the Company entered into an agreement with a third party to sell the vessel Star Big. In view of its planned sale, its above market acquired time charter was terminated early, and the unamortized balance of $2,114, at June 30, 2015, was written-off. Such amount is reflected under “Loss on time charter agreement termination” in the accompanying consolidated statement of operations for the year ended December 31, 2015.
As part of the Merger in July 2014, a $1,967 intangible asset was recognized corresponding to a fair value adjustment for two favorable time charters under which Oceanbulk was the lessor at the time of acquisition, with respect to vessels Amami and Madredeus, as further discussed in Note 1.
In addition, for three Excel Vessels Star Martha (ex Christine), Star Pauline (ex Sandra) and Star Despoina (ex Lowlands Beilun), which were transferred to the Company subject to existing charters, the Company recognized an asset of $8,076, since it determined that the respective charters were favorable comparing to the existing charter rates.
For the years ended December 31, 2013, 2014 and 2015, the amortization of fair value of the above market acquired time charters amounted to $6,352, $6,113 and $9,540, respectively, and is included under “Voyage revenues” in the accompanying consolidated statements of operations. The accumulated amortization of these above market time charters as of December 31, 2014 and 2015 was $21,200 and $30,740, respectively.
The carrying amount of the above market acquired time charters amounting to $254 as of December 31, 2015 will be amortized on a straight line basis to revenues through the end of the corresponding charter parties, over a weighted-average period of 0.28 years as follows:
Year	Amount
December 31, 2016	$254
Total	$254